Significant Investments (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Huarong Rongde Asset Management Company Ltd [Member]
Significant Investments [Line Items]
Principal place of business	Beijing, China
Nature of relationship	Strategic Investion
Ownership percentage	40.70%	40.70%	[1]	40.70%
Harvest Fund Management Co., LTD [Member]
Significant Investments [Line Items]
Principal place of business	Sanghai, China
Nature of relationship	Strategic Investion
Ownership percentage	30.00% [2]	30.00%	[3]

[1]	Due to the difference in reporting timelines for the Group and Huarong Rongde Asset Management Company Limited Equity method accounting was performed for December 2018 based on December 2017 PRC GAAP audited financials and for December 2017 based on December 2016 PRC GAAP audited financials.
[2]	December 2018 numbers are based on 2018 unaudited financials
[3]	December 2017 numbers are based on 2017 audited financials